Financial Assets at FVTOCI	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Abstract]
Financial Assets at FVTOCI
8.	FINANCIAL ASSETS AT FVTOCI
(1) Details of financial assets at FVTOCI as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Debt securities:
Korean treasury and government agencies	2,922,671	4,728,085
Financial institutions	17,996,660	22,909,615
Corporates	3,896,744	5,091,035
Bond denominated in foreign currencies	4,031,721	5,299,707
Securities loaned	100,345	98,535

Sub-total	28,948,141	38,126,977

Equity securities	1,080,788	992,812

Total	30,028,929	39,119,789

(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2020	December 31, 2021	Purpose of acquisition
Investment for strategic business partnership purpose	778,657	796,835
Debt-equity swap	302,090	195,971
Others	41	6	Insurance for mutual aid association etc.

Total	1,080,788	992,812

(3) Changes in the allowance for credit losses and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,939)	(238)	—	(6,177)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(3,297)	—	—	(3,297)
Disposal	615	238	—	853
Others (*)	52	—	—	52

Ending balance	(8,569)	—	—	(8,569)

(*)	Others consist of foreign currencies translation, etc..

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,569)	—	—	(8,569)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,529)	—	—	(1,529)
Disposal	764	—	—	764
Others (*)	(297)	—	—	(297)

Ending balance	(9,631)	—	—	(9,631)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(9,631)	—	—	(9,631)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(4,909)	—	—	(4,909)
Disposal	2,378	—	—	2,378
Others (*)	16	—	—	16

Ending balance	(12,146)	—	—	(12,146)

(*)	Others consist of foreign currencies translation, etc.

2) Gross carrying amount

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,087,096	25,153	—	17,112,249
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	23,774,375	—	—	23,774,375
Disposal / Recovery	(14,224,358)	(25,000)	—	(14,249,358)
Gain (loss) on valuation	48,956	(153)	—	48,803
Amortization based on effective interest method	14,629	—	—	14,629
Business combination	24,985	—	—	24,985
Others (*)	69,478	—	—	69,478

Ending balance	26,795,161	—	—	26,795,161

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	26,795,161	—	—	26,795,161
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	22,970,010	—	—	22,970,010
Disposal / Recovery	(20,530,076)	—	—	(20,530,076)
Gain (loss) on valuation	17,957	—	—	17,957
Amortization based on effective interest method	(12,545)	—	—	(12,545)
Others (*)	(292,366)	—	—	(292,366)

Ending balance	28,948,141	—	—	28,948,141

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,948,141	—	—	28,948,141
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	30,522,426	—	—	30,522,426
Disposal / Recovery	(21,533,360)	—	—	(21,533,360)
Gain (loss) on valuation	(213,517)	—	—	(213,517)
Amortization based on effective interest method	31,641	—	—	31,641
Others (*)	371,646	—	—	371,646

Ending balance	38,126,977	—	—	38,126,977

(*)	Others consist of foreign currencies translation, etc.
(4) During the years ended December 31, 2020 and 2021, the Group sold its equity securities, designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors, and the fair values at disposal dates were 2,848 million Won and 138,511 million Won, respectively and cumulative losses at disposal dates were 3,665 million Won and 3,062 million Won, respectively.